Allowance for Credit Losses - Aging By Loan Class (Details)	Dec. 31, 2024 USD ($) loan	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Financing receivable recorded investment
Past due 90 days or Greater and Still Accruing	$ 6,693,000	$ 5,597,000	$ 6,132,000
Loans	8,809,826,000	8,058,961,000
Current
Financing receivable recorded investment
Loans	8,670,880,000	7,995,156,000
Total Past Due
Financing receivable recorded investment
Loans	138,946,000	63,805,000
30 to 59 Days
Financing receivable recorded investment
Loans	16,012,000	12,872,000
60 to 89 Days
Financing receivable recorded investment
Loans	56,767,000	5,195,000
90 Days or Greater
Financing receivable recorded investment
Loans	$ 66,167,000	45,738,000
Commercial real estate: multifamily
Financing receivable recorded investment
Number of loans placed on non-accrual | loan	2
Commercial, financial and agricultural
Financing receivable recorded investment
Loans	$ 5,089,721,000	4,802,622,000
Commercial, financial and agricultural | Domestic | Commercial
Financing receivable recorded investment
Past due 90 days or Greater and Still Accruing	534,000	539,000
Loans	1,851,803,000	1,628,230,000
Commercial, financial and agricultural | Domestic | Commercial | Current
Financing receivable recorded investment
Loans	1,795,577,000	1,594,022,000
Commercial, financial and agricultural | Domestic | Commercial | Total Past Due
Financing receivable recorded investment
Loans	56,226,000	34,208,000
Commercial, financial and agricultural | Domestic | Commercial | 30 to 59 Days
Financing receivable recorded investment
Loans	4,070,000	2,387,000
Commercial, financial and agricultural | Domestic | Commercial | 60 to 89 Days
Financing receivable recorded investment
Loans	$ 51,577,000	1,583,000
Number of loans placed on non-accrual | loan	2
Commercial, financial and agricultural | Domestic | Commercial | 90 Days or Greater
Financing receivable recorded investment
Loans	$ 579,000	30,238,000
Commercial real estate
Financing receivable recorded investment
Loans	2,484,454,000	2,091,622,000
Commercial real estate | Domestic | Commercial real estate construction development
Financing receivable recorded investment
Loans	2,484,454,000	2,091,622,000
Commercial real estate | Domestic | Commercial real estate construction development | Current
Financing receivable recorded investment
Loans	2,473,896,000	2,077,917,000
Commercial real estate | Domestic | Commercial real estate construction development | Total Past Due
Financing receivable recorded investment
Loans	10,558,000	13,705,000
Commercial real estate | Domestic | Commercial real estate construction development | 30 to 59 Days
Financing receivable recorded investment
Loans	2,421,000	3,460,000
Commercial real estate | Domestic | Commercial real estate construction development | 60 to 89 Days
Financing receivable recorded investment
Loans	15,000
Commercial real estate | Domestic | Commercial real estate construction development | 90 Days or Greater
Financing receivable recorded investment
Loans	8,122,000	10,245,000
Commercial real estate | Domestic | Commercial real estate: farmland & commercial
Financing receivable recorded investment
Past due 90 days or Greater and Still Accruing	262,000	4,000
Loans	2,927,803,000	2,793,553,000
Commercial real estate | Domestic | Commercial real estate: farmland & commercial | Current
Financing receivable recorded investment
Loans	2,900,166,000	2,791,665,000
Commercial real estate | Domestic | Commercial real estate: farmland & commercial | Total Past Due
Financing receivable recorded investment
Loans	27,637,000	1,888,000
Commercial real estate | Domestic | Commercial real estate: farmland & commercial | 30 to 59 Days
Financing receivable recorded investment
Loans	1,221,000	1,424,000
Commercial real estate | Domestic | Commercial real estate: farmland & commercial | 60 to 89 Days
Financing receivable recorded investment
Loans		371,000
Commercial real estate | Domestic | Commercial real estate: farmland & commercial | 90 Days or Greater
Financing receivable recorded investment
Loans	$ 26,416,000	93,000
Number of Loans Secured by Hotel | loan	1
Number Of Loans Secured By Commercial Building | loan	1
Number of loans placed on non-accrual | loan	2
Commercial real estate | Domestic | Commercial real estate: multifamily
Financing receivable recorded investment
Loans	$ 310,115,000	380,839,000
Commercial real estate | Domestic | Commercial real estate: multifamily | Current
Financing receivable recorded investment
Loans	284,781,000	380,140,000
Commercial real estate | Domestic | Commercial real estate: multifamily | Total Past Due
Financing receivable recorded investment
Loans	25,334,000	699,000
Commercial real estate | Domestic | Commercial real estate: multifamily | 30 to 59 Days
Financing receivable recorded investment
Loans		369,000
Commercial real estate | Domestic | Commercial real estate: multifamily | 60 to 89 Days
Financing receivable recorded investment
Loans	270,000	330,000
Commercial real estate | Domestic | Commercial real estate: multifamily | 90 Days or Greater
Financing receivable recorded investment
Loans	25,064,000
Real estate - mortgage
Financing receivable recorded investment
Loans	999,313,000	938,901,000
Real estate - mortgage | Domestic | Residential First Lien
Financing receivable recorded investment
Past due 90 days or Greater and Still Accruing	3,542,000	2,437,000
Loans	530,084,000	478,032,000
Real estate - mortgage | Domestic | Residential First Lien | Current
Financing receivable recorded investment
Loans	520,353,000	472,236,000
Real estate - mortgage | Domestic | Residential First Lien | Total Past Due
Financing receivable recorded investment
Loans	9,731,000	5,796,000
Real estate - mortgage | Domestic | Residential First Lien | 30 to 59 Days
Financing receivable recorded investment
Loans	4,763,000	1,812,000
Real estate - mortgage | Domestic | Residential First Lien | 60 to 89 Days
Financing receivable recorded investment
Loans	1,337,000	1,439,000
Real estate - mortgage | Domestic | Residential First Lien | 90 Days or Greater
Financing receivable recorded investment
Loans	3,631,000	2,545,000
Real estate - mortgage | Domestic | Residential Junior Lien
Financing receivable recorded investment
Past due 90 days or Greater and Still Accruing	2,000,000	1,701,000
Loans	469,229,000	460,869,000
Real estate - mortgage | Domestic | Residential Junior Lien | Current
Financing receivable recorded investment
Loans	463,086,000	457,282,000
Real estate - mortgage | Domestic | Residential Junior Lien | Total Past Due
Financing receivable recorded investment
Loans	6,143,000	3,587,000
Real estate - mortgage | Domestic | Residential Junior Lien | 30 to 59 Days
Financing receivable recorded investment
Loans	2,599,000	1,273,000
Real estate - mortgage | Domestic | Residential Junior Lien | 60 to 89 Days
Financing receivable recorded investment
Loans	1,544,000	613,000
Real estate - mortgage | Domestic | Residential Junior Lien | 90 Days or Greater
Financing receivable recorded investment
Loans	2,000,000	1,701,000
Consumer
Financing receivable recorded investment
Loans	49,777,000	45,121,000
Consumer | Domestic
Financing receivable recorded investment
Past due 90 days or Greater and Still Accruing	16,000	27,000
Loans	49,777,000	45,121,000
Consumer | Domestic | Current
Financing receivable recorded investment
Loans	49,607,000	44,820,000
Consumer | Domestic | Total Past Due
Financing receivable recorded investment
Loans	170,000	301,000
Consumer | Domestic | 30 to 59 Days
Financing receivable recorded investment
Loans	122,000	263,000
Consumer | Domestic | 60 to 89 Days
Financing receivable recorded investment
Loans	32,000	11,000
Consumer | Domestic | 90 Days or Greater
Financing receivable recorded investment
Loans	16,000	27,000
Foreign
Financing receivable recorded investment
Loans	186,561,000	180,695,000
Foreign | Foreign
Financing receivable recorded investment
Past due 90 days or Greater and Still Accruing	339,000	889,000
Loans	186,561,000	180,695,000
Foreign | Foreign | Current
Financing receivable recorded investment
Loans	183,414,000	177,074,000
Foreign | Foreign | Total Past Due
Financing receivable recorded investment
Loans	3,147,000	3,621,000
Foreign | Foreign | 30 to 59 Days
Financing receivable recorded investment
Loans	816,000	1,884,000
Foreign | Foreign | 60 to 89 Days
Financing receivable recorded investment
Loans	1,992,000	848,000
Foreign | Foreign | 90 Days or Greater
Financing receivable recorded investment
Loans	$ 339,000	$ 889,000